Accounts Payable - Other (Schedule of Accounts Payable - Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable - Other [Abstract]
Government institutions	$ 5,782	$ 5,145
Liabilities relating to employees	15,665	15,370
Advances from customers	196	201
Warranty	573	665
Commissions	1,291	1,857
Accrued expenses	3,584	5,159
Accounts payable - other	$ 27,091	$ 28,397